Equity Transactions (Details 3) - $ / shares	9 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Option Outstanding		58,000
Option Excersiable		58,000
Stock Option [Member]
Exercise Price	$ 2.8
Option Outstanding	8,000
Weighted Average Contractual Life	4 years 9 months 18 days
Option Excersiable	8,000
Stock Option [Member]
Exercise Price	$ 3.75	$ 3.75
Option Outstanding	5,600	5,600
Weighted Average Contractual Life	3 years 9 months 18 days	4 years 7 months 16 days
Option Excersiable	5,600	5,600
Stock Option [Member]
Exercise Price	$ 6.25	$ 6.25
Option Outstanding	11,200	10,400
Weighted Average Contractual Life	3 years 10 months 18 days	4 years 3 months 18 days
Option Excersiable	11,200	10,400
Stock Option [Member]
Exercise Price	$ 7.5	$ 7.5
Option Outstanding	25,600	24,800
Weighted Average Contractual Life	5 years 10 months 24 days	6 years 8 months 12 days
Option Excersiable	25,600	24,800
Stock Option [Member]
Exercise Price	$ 8.75	$ 8.75
Option Outstanding	1,600	800
Weighted Average Contractual Life	5 years 9 months 18 days	4 years 3 months 18 days
Option Excersiable	1,600	800
Stock Option [Member]
Exercise Price	$ 12.5	$ 12.5
Option Outstanding	4,000	4,000
Weighted Average Contractual Life	2 years 9 months 18 days	3 years 7 months 6 days
Option Excersiable	4,000	4,000
Stock Option [Member]
Exercise Price	$ 25	$ 25
Option Outstanding	1,600	1,600
Weighted Average Contractual Life	2 years 6 months	3 years 3 months 18 days
Option Excersiable	1,600	1,600
Stock Option [Member]
Exercise Price	$ 26.25	$ 26.25
Option Outstanding	4,400	4,400
Weighted Average Contractual Life	2 years 1 month 6 days	2 years 9 months 18 days
Option Excersiable	4,400	4,400
Stock Option [Member]
Exercise Price	$ 27.5	$ 27.5
Option Outstanding	800	800
Weighted Average Contractual Life	2 years	2 years 8 months 12 days
Option Excersiable	800	800
Stock Option [Member]
Exercise Price	$ 28.75	$ 28.75
Option Outstanding	1,600	1,600
Weighted Average Contractual Life	2 years 4 months 24 days	3 years 1 month 6 days
Option Excersiable	1,600	1,600
Stock Option [Member]
Exercise Price	$ 31.25	$ 31.25
Option Outstanding	4,000	4,000
Weighted Average Contractual Life	1 year 7 months 6 days	2 years 4 months 24 days
Option Excersiable	4,000	4,000